Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	USANA HEALTH SCIENCES, INC.
Entity Incorporation, State or Country Code	UT
Entity File Number	001-35024
Entity Tax Identification Number	87-0500306
Entity Address, Address Line One	3838 West Parkway Boulevard
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84120
City Area Code	801
Local Phone Number	954-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	USNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000896264